UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, D.C. 20549"

FORM 13F

FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter ended:  June 30, 2008"

Check here if Amendment  [  ];	Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
	[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	"Ramajal, LLC"
Address: 800 West Sixth Street
	 Suite 728
	"Los Angeles, CA  90017"

13F File Number:	028-13629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	John F. Hotchkis
Title:	Chairman
Phone:	213-488-0100
"Signature, Place, and Date of Signing:"
"John F. Hotchkis, Los Angeles, California, December 9, 2009"



Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		39

Form 13F Information Table Value total:		$136,365,000 (x1000)

List of Other Included Managers:

                                                                  FORM 13F INFO RMATIO N TABLE
                                                         VALUE    SHARES/  SH/  PUT/   INVSTMT  OTHER     VOT      ING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP    (x$1000) PRN AMT  PRN  CALL   DSCRETN  MANAGERS  SOLE     SHARED   NONE
------------------------------ ---------------- ----------------- -------- ---  ----   -------  ------------------ -------- --------
ABBOTT LABS                    COM              002824100   795000    15000 SH         SOLE        	                       15000
ALCOA INC                      COM              013817101  7160000   201000 SH         SOLE                                   201000
ALTRIA GROUP INC               COM              02209S103  3298000   158190 SH         SOLE                                   158190
AT&T INC                       COM              00206R102  3071000    91146 SH         SOLE                                    91146
BANK OF AMERICA                COM              060505104  3906000   163616 SH         SOLE                                   163616
BERKSHIRE HATHAWAY INC         CLA              084670108   441000      110 SH         SOLE                                      110
BP PLC                         Spon ADR         055622104  4481000    64416 SH         SOLE                                    64416
CHEVRON CORP                   COM              166764100  3250000    32788 SH         SOLE                                    32788
COLGATE PALMOLIVE              COM              194162103  4559000    65970 SH         SOLE                                    65970
CONOCO PHILLIPS                COM              20825C104  7943000    84156 SH         SOLE                                    84156
COSTCO WHSLE                   COM              22160K105  5559000    79250 SH         SOLE                                    79250
DUPONT                         COM              263534109  6016000   140276 SH         SOLE                                   140276
EXXON MOBIL                    COM              30231G102  7391000    83860 SH         SOLE                                    83860
FORTUNE BRANDS INC             COM              349631101  2253000    36100 SH         SOLE                                    36100
GENERAL ELECTRIC               COM              369604103  5271000   195450 SH         SOLE                                   195450
HARSCO CORP                    COM              415864107   914000    16800 SH         SOLE                                    16800
HSBC HOLDINGS                  SPON ADR - NEW   404280406  4005000    52213 SH         SOLE                                    52213
IBM                            COM              459200101   373000     3148 SH         SOLE                                     3148
IMS HEALTH INC                 COM              449934108   839000    36000 SH         SOLE                                    36000
JOHNSON & JOHNSON              COM              478160104  6745000   104840 SH         SOLE                                   104840
JP MORGAN CHASE                COM              46625H100  3513000   102380 SH         SOLE                                   102380
KRAFT FOODS INC                CLA              50075N104  5670000   197422 SH         SOLE                                   197422
LOCKHEED MARTIN CORP           COM              539830109  5781000    58600 SH         SOLE                                    58600
MARATHON OIL                   COM              565849106  4710000    90800 SH         SOLE                                    90800
MERRILL LYNCH & CO             COM              590188108  1065000    33600 SH         SOLE                                    33600
METLIFE INC                    COM              59156R108  4960000    94000 SH         SOLE                                    94000
NORTHROP GRUMMAN               COM              666807102  6054000    90500 SH         SOLE                                    90500
PFIZER INC                     COM              717081103  2477000   141800 SH         SOLE                                   141800
PHILIP MORRIS INT'L            COM              718172109  5223000   105690 SH         SOLE                                   105690
PROCTER & GAMBLE               COM              742718109  6750000   111000 SH         SOLE                                   111000
ROYAL DUTCH SHELL              SPON ADR A       780259206  2167000    26515 SH         SOLE                                    26515
SCHLUMBERGER LTD               COM              806857108   280000     2600 SH         SOLE                                     2600
SIGMA-ALDRICH                  COM              826552101   424000     7880 SH         SOLE                                     7880
TESORO CORP                    COM              881609101   395000    20000 SH         SOLE                                    20000
TIME WARNER INC                COM              887317105   163000    11000 SH         SOLE                                    11000
VERIZON COMMUNICATIONS         COM              92343V104   560000    15828 SH         SOLE                                    15828
WALT DISNEY CO                 COM DISNEY       254687106   333000    10670 SH         SOLE                                    10670
WELLS FARGO                    COM              949746101  4793000   201800 SH         SOLE                                   201800
WEYERHAEUSER                   COM              962166104  2777000    54300 SH         SOLE                                    54300